Bank loan (Tables)	12 Months Ended
Sep. 30, 2022
Borrowings [abstract]
Schedule of Movement of Bank Loan

The following outlines the movement of the bank loan during year ended September 30, 2022:

($)

Draw-down	10,000
Less: transaction costs and fees	(597)
Gain on loan modification	(316)
Interest expense	617
Interest paid	(342)
Balance at September 30, 2022	9,362